Schedule of Investments (Unaudited)	March 31, 2022
Monetta Fund

NUMBER OF SHARES		VALUE
COMMON STOCKS - 95.8%
Basic Material - 1.0%
Mining-1.0%
25,000	Cleveland-Cliffs, Inc. *	$805,250
Consumer Cyclical - 9.8%
Apparel Manufacturing-0.5%
3,000	NIKE, Inc. - CL B	403,680
Automobile-5.3%
140,000	Ford Motor Co.	2,367,400
1,000	Tesla, Inc. *	1,077,600
26,000	XPeng, Inc. *	717,340

		4,162,340
Leisure Service-3.1%
10,000	Caesars Entertainment, Inc. *	773,600
3,000	Netflix, Inc. *	1,123,770
13,000	Penn National Gaming, Inc. *	551,460

		2,448,830
Media-Radio/TV-0.9%
5,000	Walt Disney Co. *	685,800
Energy - 5.4%
Energy-0.8%
3,000	Enphase Energy, Inc. *	605,340
Oil & Gas-Equipment & Services-1.1%
20,000	Schlumberger Ltd.	826,200
Oil & Gas-Exploration & Production-3.5%
22,000	APA Corp.	909,260
6,000	EOG Resources, Inc.	715,380
20,000	Occidental Petroleum Corp.	1,134,800

		2,759,440
Financial - 14.8%
Bank-Money Center-7.5%
10,000	Goldman Sachs Group, Inc.	3,301,000
15,000	JPMorgan Chase & Co.	2,044,800
10,000	Wells Fargo & Co.	484,600

		5,830,400
Bank-Regional-0.8%
2,000	Signature Bank	586,980
Bank-Super Regional-0.7%
1,000	SVB Financial Group *	559,450
Finance-Miscellaneous-5.8%
15,000	Ally Financial, Inc.	652,200
4,000	American Express Co.	748,000
4,500	Global Payments, Inc.	615,780
7,000	MasterCard, Inc. - CL A	2,501,660

		4,517,640
Healthcare - 10.5%
Healthcare-Biomedical/Genetic-4.4%
200,000	Amarin Corp. - ADR *	658,000
3,200	Amgen, Inc.	773,824
12,000	Incyte Corp. *	953,040
4,000	Vertex Pharmaceuticals, Inc. *	1,043,880

		3,428,744

Healthcare-Drug/Diversified-2.7%
6,000	AbbVie, Inc.	972,660
14,000	Merck & Co., Inc.	1,148,700

		2,121,360
Healthcare-Patient Care-3.4%
2,200	Laboratory Corporation of America Holdings *	580,052
4,000	UnitedHealth Group, Inc.	2,039,880

		2,619,932
Retail - 13.2%
Retail-Major Chain-3.7%
5,000	Costco Wholesale Corp.	2,879,250
Retail-Restaurant-2.4%
600	Chipotle Mexican Grill, Inc. *	949,218
2,000	McDonald’s Corp.	494,560
5,000	Starbucks Corp.	454,850

		1,898,628
Retail-Specialty-7.1%
1,700	Amazon.com, Inc. *	5,541,915
Technology - 34.4%#
Computer Data Storage-8.1%
32,000	Apple, Inc.	5,587,520
20,000	HP, Inc.	726,000

		6,313,520
Computer-Software-7.8%
15,000	Cisco Systems, Inc.	836,400
4,000	Crowdstrike Holdings, Inc. *	908,320
12,000	Microsoft Corp.	3,699,720
3,000	salesforce.com, Inc. *	636,960

		6,081,400
Electronic-Semiconductor-9.1%
20,000	Advanced Micro Devices, Inc. *	2,186,800
10,000	Micron Technology, Inc.	778,900
13,000	NVIDIA Corp.	3,547,180
4,000	QUALCOMM, Inc.	611,280

		7,124,160
Internet-8.2%
2,100	Alphabet, Inc. - CL C *	5,865,279
14,000	Twitter, Inc. *	541,660

		6,406,939
Telecommunication Service-1.2%
7,000	T-Mobile US, Inc. *	898,450
Transportation - 6.7%
Airline-6.7%
60,000	Delta Air Lines, Inc. *	2,374,200
62,000	Southwest Airlines Co. *	2,839,600

		5,213,800
Total Common Stocks (Cost $43,682,234)		74,719,448

MONEY MARKET FUNDS - 4.3%
3,385,965	First American Government Obligations Fund - Class X, 0.19%	3,385,965

Total Money Market Funds (Cost $3,385,965)		3,385,965

Total Investments (Cost $47,068,199) - 100.1%		78,105,413
Liabilities in Excess of Other Assets - (0.1)%		(64,801)

TOTAL NET ASSETS - 100.0%		$78,040,612

ADR - American Depositary Receipt

*	Non Income Producing.
#

As of March 31, 2022, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at March 31, 2022.

Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2022, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$74,719,448	$—	$—	$74,719,448
Money Market Funds	3,385,965	—	—	3,385,965

Total Investments in Securities	$78,105,413	$—	$—	$78,105,413

Refer to the Schedule of Investments for futher information on the classification of investments.